PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)		12 Months Ended			42 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)					8,376,900
Number of shares, Forfeited (in shares)	(904,844)
Number of shares, Outstanding, ending balance (in shares)	7,472,056	7,472,056			7,472,056
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		0	306,005	650,254
Number of shares, Granted (in shares)		0	0	0
Number of shares, Exited (in shares)		0	(288,721)	(303,550)
Number of shares, Forfeited (in shares)		0	(17,284)	(40,699)
Number of shares, Outstanding, ending balance (in shares)	0	0	0	306,005	0
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 0	$ 11.49	$ 21.00
Fair value per share, Granted (USD per share) | $ / shares		0	0	0
Fair value per share, Exited (USD per share) | $ / shares		0	11.49	30.69
Fair value per share, Forfeited (USD per share) | $ / shares		0	11.49	20.32
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 0	$ 0	$ 0	$ 11.49	$ 0
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		9,370,460	8,596,836	8,039,494
Number of shares, Granted (in shares)		2,018,176	1,577,865	1,199,338
Number of shares, Exited (in shares)		(2,677,011)	(412,893)	(204,855)
Number of shares, Forfeited (in shares)		(1,239,569)	(391,348)	(437,141)
Number of shares, Outstanding, ending balance (in shares)	7,472,056	7,472,056	9,370,460	8,596,836	7,472,056
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 15.34	$ 14.83	$ 15.08
Fair value per share, Granted (USD per share) | $ / shares		17.96	21.32	19.25
Fair value per share, Exited (USD per share) | $ / shares		13.49	28.98	43.34
Fair value per share, Forfeited (USD per share) | $ / shares		14.25	16.41	18.33
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 16.76	$ 16.76	$ 15.34	$ 14.83	$ 16.76
Grant date September 27, 2013 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				27,807
Grant date September 17, 2014 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)			56,606
Grant date June 30, 2015 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)			27,648
Grant date December 18, 2015 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)		85,309